Derivatives (Changes in Estimated Fair Value Related to Embedded Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	$ (239)	$ (321)	$ 5,104
Net Derivative Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	(239)	(321)	5,104
Policyholder benefits and claims
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	$ 21	$ 87	$ (139)